Equipment (Tables)	6 Months Ended	12 Months Ended
	Jul. 31, 2014	Jan. 31, 2014
Schedule of Property, Plant and Equipment [Table Text Block]
	July 31,	January 31,
	2014	2014

Furniture & equipment	$11,630	$6,630
Computer equipment	11,511	4,534

	23,141	11,164
Less: Accumulated depreciation	(6,888)	(4,864)

	$16,253	$6,300

January 31,	2014	2013

Furniture & equipment	$6,630	$1,380
Computer equipment	4,534	3,554

Less: Accumulated depreciation	(4,864)	(3,092)

	$6,300	$1,842